Derivative Liabilities (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014		Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock issuable upon exercise of warrants	26,780,227		30,036,648		41,718,750		19,385,157
Common stock issuable upon conversion of Series A preferred stock					136,041,275		85,035,025
Market value of common stock on measurement date (1)	$ 3.00	[1]	$ 2.00	[1]	$ 1.50	[1]	$ 0.80	[1]
Exercise price					$ 0.80		$ 0.80
Risk free interest rate (2)	1.60%	[2]	1.60%	[2]	0.38%	[2]	0.19%	[2]
Expected life in years					2 years		1 year 4 months 24 days
Expected volatility (3)					68.00%	[3]	73.00%	[3]
Expected dividend yields (4)
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 2.25		$ 2.25
Expected life in years	4 years 8 months 12 days		4 years 10 months 24 days
Expected volatility (3)	73.00%	[3]	73.00%
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 1.50		$ 1.50
Expected life in years	1 month 6 days		3 months 18 days
Expected volatility (3)	71.00%	[3]	71.00%
Initial Valuation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Common stock issuable upon exercise of warrants			30,036,648		22,333,593		19,385,157
Common stock issuable upon conversion of Series A preferred stock					51,006,250		85,035,025
Market value of common stock on measurement date (1)			$ 1.17	[1]	$ 0.80	[1]	$ 0.30	[1]
Exercise price					$ 0.80		$ 0.80
Risk free interest rate (2)			1.70%	[2]	0.19%	[2]	0.20%	[2]
Expected life in years					1 year 4 months 24 days		1 year 7 months 6 days
Expected volatility (3)					68.00%	[3]	72.00%	[3]
Expected dividend yields (4)
Initial Valuation [Member] | Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price			$ 2.25
Expected life in years			5 years
Expected volatility (3)			73.00%
Initial Valuation [Member] | Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price			$ 1.50
Expected life in years			3 months 18 days
Expected volatility (3)			71.00%

[1]	The market value is the calculated fair value of the common stock pursuant to the valuation technique as described above.
[2]	The risk-free interest rate was determined by management using the 1 and 5 - year Treasury Bill as of measurement date.
[3]	The historical trading volatility was determined by calculating the volatility of the Company's peer group.